Financial Instruments and Derivatives - Derivatives Assets and Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	$ 158.8		$ 321.7
Unrealized change in fair value	439.4		(163.6)
Foreign exchange	(2.6)		0.7
Derivative assets, end of year	595.6		158.8
Derivative assets			282.7
Derivative liabilities			(123.9)
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	(53.8)		(60.6)
Unrealized change in fair value	203.4		6.1
Foreign exchange	(2.6)		0.7
Derivative assets, end of year	147.0		(53.8)
Derivative assets			23.2
Derivative liabilities			(77.0)
Interest contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	9.5		2.1
Unrealized change in fair value	(4.0)		7.4
Foreign exchange	0.0		0.0
Derivative assets, end of year	5.5		9.5
Derivative assets			9.5
Derivative liabilities			0.0
CCS contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	198.0		373.3
Unrealized change in fair value	236.7		(175.3)
Foreign exchange	0.0		0.0
Derivative assets, end of year	434.7		198.0
Derivative assets			244.9
Derivative liabilities			(46.9)
Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	5.1		6.9
Unrealized change in fair value	3.3		(1.8)
Foreign exchange	0.0		0.0
Derivative assets, end of year	$ 8.4		5.1
Derivative assets			5.1
Derivative liabilities			$ 0.0